Long Term Bank Loans	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
LONG TERM BANK LOANS

NOTE 16 – LONG TERM BANK LOANS

	December 31, 2021	December 31, 2020
Long-term loans
Dongfang Credit Cooperative Association (1)	-	613,055
Subtotal	-	613,055
Less: current portion of long-term loans	-	(613,055)
Total	$-	-

(1)	In March 2019, REIT Construction entered into a bank loan agreement with Dongfang Credit Cooperative Association to borrow approximately $0.7 million (RMB 5 million) as working capital for two years. The loan bore a fixed interest rate of 9.72% per annum. REIT Construction was required to repay RMB 2 million on March 26, 2020 and RMB 3 million on March 26, 2021. The loan was guaranteed by the Company’s Chief Executive Officer and his wife. The Company had repaid $143,600 (RMB 1 million) before September 24, 2020. On September 24, 2020, REIT Construction obtained approval from Dongfang Credit Cooperative Association and amended the repayment schedule to defer the repayment terms of the other $143,600 (RMB 1 million) in fiscal year 2020 and the loan was repaid in August 2021.

For the years ended December 31, 2021, 2020 and 2019, interest on the Company’s long-term bank loans amounted to nil, $90,074 and $ $52,389, respectively.